Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Current restricted cash [Abstract]
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 313,057		₨ 296,275		₨ 262,907
Total restricted cash	313,057	$ 4,526	296,275		262,907
Cash [abstract]
Cash and bank balances	1,934,918	27,973	1,991,846		1,621,358
Total cash (a+b)	2,247,975		2,288,121		1,884,265
Bank overdraft used for cash management purposes	(1,553,203)	(22,454)	(2,121,537)		(991,161)
Cash and cash equivalents for the statement of cash flows	₨ 694,772	$ 10,045	₨ 166,584	$ 2,408	₨ 893,104	₨ 1,016,113